                            MARTIN CURRIE BUSINESS TRUST
                            GLOBAL EMERGING MARKETS FUND








                                 SEMI-ANNUAL REPORT

                                  OCTOBER 31, 1998

                                    (UNAUDITED)

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)


 OBJECTIVE         Long-term capital appreciation through active management of a diversified portfolio of equities in countries with emerging markets and developing economies.

 LAUNCH DATE       February 14, 1997

 FUND SIZE         $98.9m

 PERFORMANCE       Total return from May 1, 1998 through October 31, 1998

                   - MCBT - Global Emerging Markets Fund (excluding all transaction fees)   -32.5%
                   - MCBT - Global Emerging Markets Fund (including all transaction fees)   -33.8%
                   - Morgan Stanley Capital International - Emerging Markets Free Index     -33.4%

                   Annualized total return from February 14, 1997 through October 31, 1998

                   - MCBT - Global Emerging Markets Fund (excluding all transaction fees)   -24.3%
                   - MCBT - Global Emerging Markets Fund (including all transaction fees)   -25.2%
                   - Morgan Stanley Capital International - Emerging Markets Free Index     -29.8%
                      (from March 1, 1997 through October 31, 1998)

 PORTFOLIO         A selective approach remains our core discipline.  The
 COMMENTS          identification of countries and companies that are well
                   financed and vulnerable only by association with emerging markets is a guiding principle. The volatility of all emerging markets this year emphasises the need to concentrate on the fundamental investment case. Our benchmark fell by 33.4% over the period, and the fund by 32.5%.

                   We have moved from favouring LATIN AMERICA to underweight. The uncertainty surrounding the Brazilian fiscal position and the inevitability of an economic downturn casts a shadow over the region. This is compounded by a slowing US economy and increasing levels of competition from cheap ASEAN product in Latin America's export markets.

                   We remain positive on the outlook for the EMEA markets (emerging Europe, Middle East and Africa). The markets most closely associated with western Europe, and particularly those with ambitions of joining European Monetary Union, have proved outperformers. Tight fiscal and monetary discipline, currency stability and a high level of domestic savings characterise the area. AFRICA is another matter. SOUTH AFRICA has deep-seated economic problems although falling interest rates and a highly developed financial community is supportive. Falling commodity prices and an uncertain political backdrop leave us still well underweight.

                   We have recently increased ASIA to a neutral weighting. Although the problems remain substantial, a weaker dollar has helped improve matters. We are concentrating our portfolio in areas that have weathered the storm best - INDIA and TAIWAN. Recognising the extent of government action in both countries, THAILAND and SOUTH KOREA are newer investments.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)


                   OUTLOOK
                   -------

                   Against a background of slowing world growth and low inflation, the opportunities in emerging markets seem limited. It is our belief that the global policy response that has taken place since early September provides a degree of support: the worst is probably past. It is possible to identify value in a number of areas and we have committed the majority of our cash balances to participate in undervalued situations across the globe. A turn in the dollar is positive for the asset class and any future recovery in Japan would lead to a sharp market recovery.

 INVESTMENT        All funds are managed on a team basis with a named director
 MANAGER PROFILE   heading each team.

                   James Fairweather, Chief Investment Officer, oversees the management of the MCBT Global Emerging Markets Fund.

                   James spent three years with Montague Loebl Stanley & Co as an institutional sales and economics assistant. Moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far East, North American and continental European investment teams. Appointed director in 1987, he became head of our continental European team in 1992. Chairman of the international strategy group, James was appointed deputy chief investment officer in 1994 with overall responsibility for our investments in emerging markets. He was promoted to chief investment officer in 1997.

                   The international strategy group works with the emerging markets committee to set limits for regional allocation. The managers of the fund are responsible for the selection of countries within those regions, sectors and stocks.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)


ASSET ALLOCATION
     (% of net assets)

[GRAPHIC]

[RAW DATA FOR PIE CHART]

Africa                          1%
Europe                         19%
Latin America                  19%
Middle East                     8%
Pacific Basin                  22%
Other Areas                     9%
ST Investment                  26%
Other Net Assets               (4%)
TOTAL:                        100%


LARGEST HOLDINGS
BY REGION/COUNTRY                                                                  % OF NET ASSETS
                    LATIN AMERICA

                    Telefonos de Mexico, ADR           (Mexico)                           1.8
                    Telebras, ADR                      (Brazil)                           1.7

                    OTHER AREAS

                    Indian Opportunities Fund          (Investment Companies)             2.5
                    Near East Opportunities Fund       (Investment Companies)             1.0

                    PACIFIC BASIN

                    Korea Electric Power               (Korea)                            2.5
                    President Enterprises Corporation  (Taiwan)                           1.9

                    MIDDLE EAST

                    Orbotech Limited                   (Israel)                           1.9
                    Suez Cement                        (Egypt)                            1.8

                    EUROPE

                    Magyar Olaj-es Gazipari Rt., (GDR) (Hungary)                          2.7

                    AFRICA

                    Mauritius Commercial Bank          (Mauritius)                        1.0

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                                               SHARES               VALUE
                                                                               ------               -----
COMMON AND PREFERRED STOCKS - 77.5%
AFRICA - 1.3%
   KENYA - 0.1%
      FIRESTONE EAST AFRICA                                                   175,788          $   44,942
      KENYA COMMERCIAL BANK                                                         1                   1
                                                                                               ----------
         TOTAL KENYA - (COST $68,319)                                                              44,943
                                                                                               ----------
   MAURITIUS - 1.0%
      MAURITIUS COMMERCIAL BANK                                               224,401             996,331
                                                                                               ----------
         TOTAL MAURITIUS - (COST $1,001,103)                                                      996,331
                                                                                               ----------
   SOUTH AFRICA - 0.2%
      BILLITON, PLC                                                            83,000             203,144
                                                                                               ----------
         TOTAL SOUTH AFRICA - (COST $199,742)                                                     203,144
                                                                                               ----------
TOTAL AFRICA - (COST  $1,269,164)                                                               1,244,418
                                                                                               ----------

EUROPE - 18.6%
   CROATIA - 2.2%
      PLIVA D.D., GDR                                                         145,500           2,141,760
                                                                                               ----------
         TOTAL CROATIA - (COST $2,241,166)                                                      2,141,760
                                                                                               ----------
   CZECH REPUBLIC - 2.2%
      CESKE RADIOKOMUNIKACE *                                                  71,400           2,177,700
                                                                                               ----------
         TOTAL CZECH REPUBLIC - (COST $1,683,792)                                               2,177,700
                                                                                               ----------
   GREECE - 5.0%
      ALPHA CREDIT BANK, GDR                                                   21,100           1,684,511
      HELLENIC TECHNODOMIKI S.A.                                                   20                 131
      NATIONAL BANK OF GREECE                                                  11,180           1,587,110
      NATIONAL BANK OF GREECE SA, GDR (b)                                      23,440             661,711
      STET HELLAS TELECOMMUNICATIONS SA, ADR *                                 38,700           1,015,875
                                                                                               ----------
         TOTAL GREECE - (COST $5,049,903)                                                       4,949,338
                                                                                               ----------
   HUNGARY - 2.7%
      MAGYAR OLAJ-ES GAZIPARI RT., GDR                                        116,500           2,652,705
                                                                                               ----------
         TOTAL HUNGARY - (COST $2,464,833)                                                      2,652,705
                                                                                               ----------
   LUXEMBOURG - 2.5%
      MINORCO SA                                                               90,000           1,543,546
      QUILMES INDUSTRIAL SA, PREFERRED, ADR                                   109,000           1,001,437
                                                                                               ----------
         TOTAL LUXEMBOURG - (COST $2,688,696)                                                   2,544,983
                                                                                               ----------
   POLAND - 3.9%
      BIG BANK GDANSKI SA                                                      97,000           1,561,700
      ELEKTRIM SPOLKA AKCYJNA SA                                              190,000           2,260,920
                                                                                               ----------
         TOTAL POLAND - (COST $3,797,137)                                                       3,822,620
                                                                                               ----------

See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                                               SHARES               VALUE
                                                                               ------               -----
EUROPE - CONTINUED
   RUSSIA - 0.1%
      BRUNSWICK RUSSIAN GROWTH FUND *                                           2,279          $  115,312
                                                                                               ----------
         TOTAL RUSSIA - (COST $1,000,000)                                                         115,312
                                                                                               ----------
TOTAL EUROPE - (COST  $18,925,527)                                                             18,404,418
                                                                                               ----------

LATIN AMERICA - 18.7%
   ARGENTINA - 3.2%
      BANCO RIO DE LA PLATA SA, ADR.                                           75,000             675,000
      PEREZ COMPANC, ADR                                                      111,500           1,069,703
      YPF SOCIEDAD ANONIMA, ADR                                                48,500           1,403,469
                                                                                               ----------
         TOTAL ARGENTINA - (COST $3,681,339)                                                    3,148,172
                                                                                               ----------
   BRAZIL - 7.7%
      CENTRAIS ELETRICAS DE SANTA CATARINA SA, PREFERRED, CL B              1,619,329             909,507
      COMPANHIA BRASILEIRA DE DISTRIBUICAO, GDR                                43,000             693,375
      COMPANHIA DE SANEAMENTO DO ESTADO DE SAO PAULO                        4,885,000             393,126
      COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG), ADR                        19,580             376,915
      COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG), PREFERRED, ADR             26,678             518,844
      COMPANHIA PARANAENSE DE ENERGIA-COPEL                                   104,000             806,000
      COMPANIA VALE DO RIO DOCE, ADR                                           24,500             384,344
      ELECTROBRAS, ADR                                                         55,000             577,500
      PETROBRAS PETROLEO BRASILEIRO SA, PREFERRED                           7,574,293             952,422
      TELEBRAS, ADR                                                            21,840           1,658,475
      TELECOMUNICACOES DE SAO PAULO SA, PREFERRED                           1,212,426             203,274
      TELESP CELULAR SA, PREFERRED,CL B*                                    3,168,294             156,701
                                                                                               ----------
         TOTAL BRAZIL - (COST $11,180,581)                                                      7,630,483
                                                                                               ----------
   CHILE - 1.9%
      COMPANIA DE TELEFONOS DE CHILE, ADR                                      29,783             653,365
      DISTRIBUCION Y SERVICIO D & S SA, ADR                                    42,000             546,000
      SOCIEDAD QUIMICA Y MINERA DE CHILI SA, ADR                               18,700             621,775
                                                                                               ----------
         TOTAL CHILE - (COST $2,127,016)                                                        1,821,140
                                                                                               ----------
   MEXICO - 5.9%
      APASCO SA DE CV                                                          86,000             314,800
      CEMEX SA DE CV                                                           87,000             242,719
      CIFRA SA DE CV, SERIES V *                                              680,653             922,531
      CORPORACION GEO, SERIES B *                                             150,000             259,695
      FOMENTO ECONOMICO MEXICANO SA DE C.V.                                    28,000             729,750
      GRUPO CARSO                                                             230,000             796,399
      GRUPO TELEVISA, ADR *                                                    29,000             786,625
      TELEFONOS DE MEXICO, ADR                                                 34,000           1,795,625
                                                                                               ----------
         TOTAL MEXICO - (COST $8,374,069)                                                       5,848,144
                                                                                               ----------
TOTAL LATIN AMERICA - (COST  $25,363,005)                                                      18,447,939

See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                                               SHARES               VALUE
                                                                               ------               -----
MIDDLE EAST - 8.1%
   EGYPT - 2.9%
      EFG HERMES HOLDING SAE, GDR (b)*                                         98,000          $1,127,000
      SUEZ CEMENT                                                             115,000           1,776,968
                                                                                               ----------
         TOTAL EGYPT - (COST $3,051,027)                                                        2,903,968
                                                                                               ----------
   ISRAEL - 3.6%
      BANK HAPOALIM LIMITED                                                   540,000             976,667
      BANK LEUMI LE-ISRAEL                                                    590,000             751,382
      ORBOTECH LIMITED *                                                       53,000           1,855,000
                                                                                               ----------
         TOTAL ISRAEL - (COST $4,042,094)                                                       3,583,049
                                                                                               ----------
   TURKEY - 1.6%
      AKSIGORTA A.S.                                                       13,001,600             279,891
      CARSI BUYUK MAGAZACILIK                                               4,753,000             181,535
      DOGAN YAYIN HOLDING *                                               169,500,000           1,059,357
                                                                                               ----------
         TOTAL TURKEY - (COST $2,980,334)                                                       1,520,783
                                                                                               ----------
TOTAL MIDDLE EAST - (COST  $10,073,456)                                                         8,007,800
                                                                                               ----------

OTHER AREAS - 9.2%
   INDIA - 5.8%
      MAHANAGAR TELEPHONE NIGAM, GDR                                          167,300           1,798,475
      RELIANCE INDUSTRIES LIMITED                                             393,000           1,996,440
      TATA ELECTRIC COMPANIES, GDR                                              1,010             181,800
      VIDESH SANCHAR NIGAM LIMITED, GDR (b)                                   171,000           1,795,500
                                                                                               ----------
         TOTAL INDIA - (COST $6,886,016)                                                        5,772,215
                                                                                               ----------
   INVESTMENT COMPANIES - 3.4%
      INDIAN OPPORTUNITIES FUND (a)*                                          315,000           2,425,500
      NEAR EAST OPPORTUNITIES FUND (a)*                                        70,000             965,300
                                                                                               ----------
         TOTAL INVESTMENT COMPANIES - (COST $3,761,850)                                         3,390,800
                                                                                               ----------
TOTAL OTHER AREAS - (COST  $10,647,866)                                                         9,163,015
                                                                                               ----------

PACIFIC BASIN - 21.6%
   HONG KONG - 3.6%
      CHINA TELECOM (HONG KONG) LIMITED *                                     980,000           1,841,059
      HUANENG POWER INTERNATIONAL INCORPORATED *                            1,900,000             662,363
      LI & FUNG LIMITED                                                       680,000           1,062,363
                                                                                               ----------
         TOTAL HONG KONG - (COST $3,517,726)                                                    3,565,785
                                                                                               ----------
   INDONESIA - 1.1%
      PT INDOSAT                                                            1,000,418           1,079,398
                                                                                               ----------
         TOTAL INDONESIA - (COST $1,084,472)                                                    1,079,398
                                                                                               ----------

See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                                               SHARES               VALUE
                                                                               ------               -----
PACIFIC BASIN - CONTINUED
   KOREA - 4.8%
      KOREA ELECTRIC POWER CORPORATION                                        140,000         $ 2,493,369
      POHANG IRON & STEEL COMPANY                                              11,110             488,352
      SAMSUNG ELECTRONICS AMERICA INCORPORATED                                 43,693           1,788,118
                                                                                              -----------
         TOTAL KOREA - (COST $4,375,725)                                                        4,769,839
                                                                                              -----------
   TAIWAN - 6.9%
      BANK SINO PAC                                                         1,113,838             475,764
      CATHAY LIFE INSURANCE COMPANY                                           489,000           1,726,769
      FAR EASTERN TEXTILE LIMITED                                           2,566,880           1,789,098
      PACIFIC CONSTRUCTION                                                  1,468,040             574,992
      PRESIDENT ENTERPRISES CORPORATION *                                   2,254,000           1,925,545
      TAIWAN SEMICONDUCTOR MANUFACTURING                                      186,550             376,840
                                                                                              -----------
         TOTAL TAIWAN - (COST $7,770,529)                                                       6,869,008
                                                                                              -----------
   THAILAND - 2.8%
      BANGKOK EXPRESSWAY *                                                  1,033,600             815,741
      BANGKOK EXPRESSWAY PUBLIC COMPANY LIMITED *                             516,400             470,796
      PTT EXPLORATION AND PRODUCTION *                                        149,900           1,444,131
                                                                                              -----------
         TOTAL THAILAND - (COST $2,568,564)                                                     2,730,668
                                                                                              -----------
   INVESTMENT COMPANIES - 2.4%
      TAIWAN OPPORTUNITIES FUND (a)*                                          106,600           1,355,952
      THE CHINA HEARTLAND FUND (a)*                                           100,000             989,000
                                                                                              -----------
         TOTAL INVESTMENT COMPANIES - (COST $2,339,950)                                         2,344,952
                                                                                              -----------
TOTAL PACIFIC BASIN - (COST  $21,656,966)                                                      21,359,650
                                                                                              -----------
TOTAL COMMON AND PREFERRED STOCKS - (COST  $87,935,984)+                                       76,627,240
                                                                                              -----------

                                                                            PRINCIPAL
                                                                              AMOUNT
                                                                              ------

SHORT TERM INVESTMENT - 26.2%
   STATE STREET BANK AND TRUST REPURCHASE AGREEMENT,
      4.250%, 11/02/1998 (c)                                               $6,000,000           6,000,000
   UNITED STATES TREASURY BILLS, 3.500%, 11/12/1998                        20,000,000          19,978,611
                                                                                              -----------

TOTAL SHORT TERM INVESTMENT - (COST  $25,978,611)                                              25,978,611
                                                                                              -----------

TOTAL INVESTMENTS - (COST $113,914,595) - 103.7%                                              102,605,851
CASH, RECEIVABLES AND OTHER ASSETS, LESS
   LIABILITIES - (3.7)%                                                                        (3,693,465)
                                                                                              -----------

NET ASSETS - 100.0%                                                                           $98,912,386
                                                                                              -----------
                                                                                              -----------

See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                                 APRIL 30, 1998



*    Non-income producing security.
(a) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the China Heartland, Indian Opportunities, Near East Opportunities, and Taiwan Opportunities Funds. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,584,211 or 3.6% of net assets.
(c) The repurchase agreement, dated 10/30/98, $6,000,000 par, due 11/2/98, is collateralized by United States Treasury Notes, 7.250%, due 5/15/04, with a market value of $6,124,950.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows: Banks 10.6%, Brewery 1.0%, Broadcasting 3.0%, Building & Construction 1.3%, Cement 2.4%, Diversified 4.5%, Drugs & Health Care 2.2%, Electric Utilities 5.7%, Electrical Equipment 2.3%, Electronics 3.7%, Food & Beverages 3.2%, Insurance 2.0%, Investment Companies 7.0%, Manufacturing 0.3%, Mining 2.1%, Miscellaneous 0.9%, Oil & Gas 7.6%, Real Estate 0.6%, Retail 0.2%, Retail Trade 0.9%, Semi-Conductor Manufacturing Equipment 0.4%, Steel 0.5%, Telecommunications 3.9%, Telecommunications Services 7.1%, Telephone 1.8%, Textiles 1.8%, Tires & Rubber 0.1%, Water Utilities 0.4%.

ADR  American Depositary Receipts.
GDR  Global Depositary Receipts.











See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                   OCTOBER 31, 1998 (Unaudited)


ASSETS
  Investments in securities, at value (cost $107,914,595) (Note B)                      $ 96,605,851
  Investments in repurchase agreements, at value (Note B)                                  6,000,000
                                                                                        ------------
    Total Investments                                                                    102,605,851
  Cash                                                                                           684
  Foreign currency, at value (cost $7,160,662) (Note B)                                    7,230,327
  Receivable for investments sold                                                          1,639,569
  Receivable for currency sold                                                             1,955,537
  Dividend and interest receivable                                                           228,879
  Foreign tax reclaims receivable                                                                559
  Prepaid insurance                                                                            5,251
  Deferred organization expenses (Note B)                                                      8,351
                                                                                        ------------
    TOTAL ASSETS                                                                         113,675,008
                                                                                        ------------

LIABILITIES
  Payable for investments purchased                                                       12,605,331
  Payable for currency purchased                                                           1,948,193
  Management fee payable (Note C)                                                            138,055
  Administration fee payable (Note C)                                                         12,519
  Trustees fees payable (Note C)                                                                 768
  Accrued expenses and other liabilities                                                      57,756
                                                                                        ------------
    TOTAL LIABILITIES                                                                     14,762,622
                                                                                        ------------

TOTAL NET ASSETS                                                                         $98,912,386
                                                                                        ------------
                                                                                        ------------

COMPOSITION OF NET ASSETS:
  Paid-in-capital                                                                       $133,086,104
  Undistributed net investment loss                                                         (247,782)
  Accumulated net realized loss on investment and foreign currency transactions          (22,667,135)
  Net unrealized depreciation on investment and foreign currency transactions            (11,258,801)
                                                                                        ------------
TOTAL NET ASSETS                                                                         $98,912,386
                                                                                        ------------
                                                                                        ------------

NET ASSET VALUE PER SHARE                                                                      $6.07
($98,912,386 / 16,294,384 shares of beneficial interest outstanding)                    ------------
                                                                                        ------------

See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                                        STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED OCTOBER 31, 1998 (Unaudited)



INVESTMENT INCOME
  Interest income                                                                       $    179,489
  Dividend income                                                                          1,016,689
  Foreign taxes withheld                                                                     (91,315)
                                                                                        ------------
    TOTAL INVESTMENT INCOME                                                                1,104,863
                                                                                        ------------

EXPENSES
  Management fee (Note C)                                                                    308,471
  Custodian fee                                                                               92,900
  Administration fee (Note C)                                                                 42,690
  Audit fee                                                                                   12,602
  Legal fees                                                                                   3,085
  Transfer agent fee                                                                           3,225
  Trustees fees (Note C)                                                                       1,542
  Amortization of deferred organization expenses                                               1,284
  Miscellaneous expenses                                                                       8,793
                                                                                        ------------
    TOTAL EXPENSES                                                                           474,592
                                                                                        ------------

NET INVESTMENT INCOME                                                                        630,271
                                                                                        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized loss on investments                                                       (16,693,478)
  Net realized loss on foreign currency transactions                                        (190,303)
  Net unrealized appreciation (depreciation) on:
     Investments (net of foreign taxes of ($7,950))                                      (15,509,142)
     Foreign currency transactions                                                            58,159
                                                                                        ------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                (32,334,764)
                                                                                        ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                              $(31,704,493)
                                                                                        ------------
                                                                                        ------------

See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                             STATEMENT OF CHANGES IN NET ASSETS



                                                                     Six Months
                                                                        Ended              Year
                                                                  October 31, 1998         Ended
                                                                     (Unaudited)       April 30, 1998
                                                                     -----------       --------------
NET ASSETS at beginning of period                                   $ 99,831,879         $50,095,856
                                                                    ------------         -----------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                  630,271             658,555
  Net realized loss on investment transactions                       (16,693,478)         (5,347,587)
  Net realized loss on foreign currency transactions                    (190,303)           (118,131)
  Net unrealized appreciation (depreciation) on:
    Investments                                                      (15,509,142)          4,382,743
    Foreign currency transactions                                         58,159              (4,958)
                                                                    ------------         -----------
  Net increase (decrease) in net assets from operations              (31,704,493)           (429,378)
                                                                    ------------         -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                        0            (934,330)
  In excess of net investment income                                           0            (574,501)
  Net realized gains                                                           0            (626,872)
                                                                    ------------         -----------
  Total distributions                                                          0          (2,135,703)
                                                                    ------------         -----------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                                   30,785,000          49,870,325
  Reinvestment of dividends and distributions to shareholders                  0           2,135,703
  Cost of shares repurchased                                                   0            (210,772)
  Paid in capital from subscription and redemption fees                        0             505,848
                                                                    ------------         -----------
  Total increase in net assets from capital share transactions        30,785,000          52,301,104
                                                                    ------------         -----------

NET INCREASE (DECREASE) IN NET ASSETS                                   (919,493)         49,736,023
                                                                    ------------         -----------

NET ASSETS at end of period (includes undistributed net investment   $98,912,386         $99,831,879
  income (loss) of $(247,782) and $(878,053), respectively)         ------------         -----------
                                                                    ------------         -----------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                          5,191,400           5,876,028
  Shares issued in reinvestment of distributions to shareholders               0             250,375
  Less shares repurchased                                                      0             (23,419)
                                                                    ------------         -----------
  Net share transactions                                               5,191,400           6,102,984
                                                                    ------------         -----------
                                                                    ------------         -----------

See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD



                                                                      Six Months
                                                                         Ended               Year         February 14, 1997*
                                                                    October 31, 1998         Ended              Through
                                                                      (Unaudited)       April 30, 1998      April 30, 1997
                                                                      -----------       --------------      --------------
PER SHARE OPERATING PERFORMANCE
-------------------------------
Net asset value, beginning of period                                 $     8.990         $    10.020         $    10.000
                                                                     -----------         -----------         -----------
Net investment income                                                      0.064               0.004               0.055
Net realized and unrealized loss on investment
   and foreign currency transactions                                      (2.984)             (0.883)             (0.035)
                                                                     -----------         -----------         -----------
Total from investment operations                                          (2.920)             (0.879)              0.020
                                                                     -----------         -----------         -----------
Less distributions:
   Net investment income                                                   0.000              (0.086)              0.000
   In excess of net investment income                                      0.000              (0.053)              0.000
   Net realized gains                                                      0.000              (0.058)              0.000
                                                                     -----------         -----------         -----------
Total distributions                                                        0.000              (0.197)              0.000
                                                                     -----------         -----------         -----------
Paid in capital from subscription and
   redemption fees                                                         0.000               0.046               0.000
                                                                     -----------         -----------         -----------
Net asset value, end of period                                       $     6.070         $     8.990         $    10.020
                                                                     -----------         -----------         -----------
                                                                     -----------         -----------         -----------

TOTAL INVESTMENT RETURN (1) (2)                                           (32.48)%             (8.21)%             0.20%
-----------------------                                              -----------         -----------         -----------
                                                                     -----------         -----------         -----------

RATIOS AND SUPPLEMENTAL DATA
----------------------------

Net assets, end of period                                            $98,912,386         $99,831,879         $50,095,856
Operating expenses, net, to average net assets (Note C)                     1.15%(3)            1.14%               1.33%(3)
Operating expenses, gross, to average net assets (Note C)                   1.15%(3)            1.14%               1.33%(3)
Net investment income to average net assets                                 1.53%(3)            0.98%               2.83%(3)
Portfolio turnover rate                                                         66%               89%                  0%
-----------------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2)  Periods less than one year are not annualized.
(3)  Annualized.






See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS



NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Global Emerging Markets Fund (the "Fund") commenced investment operations on February 14, 1997. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)


FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at October 31, 1998.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1998, there were no collections of purchase premiums or redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)


INCOME TAXES (CONTINUED) - The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.80% of the Fund's average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1998 were $65,731,105 and $47,168,043 respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1998 were as follows:

            IDENTIFIED            GROSS UNREALIZED              NET UNREALIZED
              COST           APPRECIATION   (DEPRECIATION)      (DEPRECIATION)
          ------------       ------------   --------------      ---------------
          $113,914,595        $2,430,697     $(13,739,441)       $(11,308,744)

NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1998 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 99% of the Fund.

NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)


CONCENTRATION OF RISK (CONTINUED) - The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

-------------------------------------------------------------------------------

                            MARTIN CURRIE BUSINESS TRUST


                                  ------------------


                               TRUSTEES  AND OFFICERS

                    C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                              Simon D. Eccles, TRUSTEE
                           Patrick R. Wilmerding, TRUSTEE
                   Colin Winchester, VICE PRESIDENT AND TREASURER
                          J. Grant Wilson, VICE PRESIDENT
                           Julian M.C. Livingston, CLERK

                                * INTERESTED TRUSTEE

                                  ------------------


                                 INVESTMENT MANAGER

                                Martin Currie, Inc.
                                   Saltire Court
                                 20 Castle Terrace
                                 Edinburgh EH1 2ES
                                      Scotland
                                011-44-131-229-5252

                                 Regulated by IMRO

                     Registered Investment Adviser with the SEC


                                  ------------------


     ---------------------------------------------------------------------
    | The information contained in this report is intended for general | | informational purposes only. This report is not authorized for | | distribution to prospective investors unless preceded or accompanied | | by a current Private Placement Memorandum which contains important | | information concerning the Fund and its current offering of shares. |
     ---------------------------------------------------------------------